Note 4. Securities	12 Months Ended
Dec. 31, 2011
Available-for-sale Securities [Table Text Block]
NOTE 4 – SECURITIES

The amortized cost and fair value of securities as of December 31, 2011 and 2010 are as follows:

	2011		2010
	Amortized cost	Fair value	Amortized cost	Fair value
Available-for-sale:
U.S. Government and agencies	$7,506,147	$7,520,670	$-	$-
Obligations of states and political subdivisions	46,459,322	49,310,795	46,547,112	47,298,232
Mortgage-backed	92,037,038	94,599,469	90,647,900	92,632,687
Other	501,888	525,023	501,888	509,442

Total	$146,504,395	$151,955,957	$137,696,900	$140,440,361

A summary of unrealized gains and losses on securities at December 31, 2011 and 2010 follows:

	2011		2010
	Gross unrealized gains	Gross unrealized losses	Gross unrealized gains	Gross unrealized losses
Available-for-sale:
U.S. Government and agencies	$16,318	$1,795	$-	$-
Obligations of states and political subdivisions	2,855,507	4,034	989,596	238,476
Mortgage-backed	2,570,111	7,680	2,529,120	544,333
Other	23,135	-	7,554	-

Total	$5,465,071	$13,509	$3,526,270	$782,809

The amortized cost and fair value of securities at December 31, 2011, by contractual maturity, are shown below.  Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
Due in one year or less	$845,916	$868,686
Due after one year through five years	11,312,586	11,514,873
Due after five years through ten years	17,843,616	18,972,817
Due after ten years	116,000,389	120,074,558
Other securities having no maturity date	501,888	525,023

Total	$146,504,395	$151,955,957

Securities with a carrying value of approximately $51,780,000 at December 31, 2011 and $92,860,000 at December 31, 2010 were pledged to secure public deposits and for other purposes as required or permitted by law.

The following table presents gross unrealized losses and fair value of debt securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2011 and 2010:

	Securities in a continuous unrealized loss position
	Less than 12 months		12 months or more		Total
2011	Unrealized losses	Fair value	Unrealized Losses	Fair value	Unrealized losses	Fair value
U.S. Government and agencies	$1,795	$997,970	$-	$-	$1,795	$997,970
Obligations of states and political subdivisions	4,034	1,594,949	-	-	4,034	1,594,949
Mortgage-backed	7,680	2,925,922	-	-	7,680	2,925,922

Total temporarily impaired securities	$13,509	$5,518,841	$-	$-	$13,509	$5,518,841

2010
Obligations of states and political subdivisions	$238,476	$14,114,225	$-	$-	$238,476	$14,114,225
Mortgage-backed	544,333	23,998,771	-	-	544,333	23,998,771

Total temporarily impaired securities	$782,809	$38,112,996	$-	$-	$782,809	$38,112,996

There were five securities in an unrealized loss position at December 31, 2011, none of which were in a continuous unrealized loss position for twelve months or more.  Management has considered industry analyst reports, whether downgrades by bond rating agencies have occurred, sector credit reports, issuer’s financial condition, the Corporation’s ability to hold securities to maturity, and volatility in the bond market, in concluding that the unrealized losses as of December 31, 2011 were primarily the result of customary and expected fluctuations in the bond market.  As a result, all security impairments as of December 31, 2011 are considered to be temporary.

Gross realized gains from sale of securities, including securities calls, amounted to $897,086 in 2011, $278,242 in 2010, and $130,600 in 2009, with the income tax provision applicable to such gains amounting to $305,009 in 2011, $94,602 in 2010, and $44,404 in 2009.  Gross realized losses from sale of securities amounted to $322 in 2011 and $1,107 in 2009 (none in 2010), with related income tax effect of $109 in 2011, and $376 in 2009.